Investment (Details Narrative)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
TIM S.A [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest		49.00%	49.00%
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Percentage of interest	49.00%